Financial Instrument - Changes in Value of the Group's Commodity Financial Instruments (Detail) - Copper sector [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total exposure	₨ (8,304)		₨ (10,016)	$ (109)
Effect on pre-tax profit/(loss) of a 10% increase in the LME	(830)	$ (11)	(1,002)
Effect on pre-tax equity of a 10% increase in the LME	₨ 0	$ 0	₨ 0